Preferred and Common Shares and Additional Paid in Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 14, 2019	Jun. 30, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Purchase of treasury stock		$ 11,467
Star Marianne and Star Janni | Step 1 Vessels
Class of Stock [Line Items]
Number of shares issued as part of the consideration	999,336
Shares Repurchased In 2019
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired		1,535,322
Treasury Stock Acquired, Average Cost Per Share		$ 7.45
Purchase of treasury stock		$ 11,467
Treasury Stock, Shares, Retired		1,535,322
Shares Repurchased In 2018
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired			341,363
Treasury Stock, Shares, Retired		341,363